UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Cyrus Opportunities Master Fund II, Ltd. (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)

Address:  390 Park Avenue, 21st Floor
          New York, New York 10022

13F File Number: 28-11464


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen C. Freidheim
Title: Managing Member of Cyrus Capital Partners GP, L.L.C., the general partner of Cyrus Capital Partners, L.P. (the investment manager to Cyrus Opportunities Master Fund, Ltd.).
Phone:  (212) 380-5880



Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim                    New York, NY      February 14, 2006

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

1. 28-10102   Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         0

Form 13F Information Table Value Total:        $0
                                              (thousands)


List of Other Included Managers:  None




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